UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: June 30, 2011

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total:$ 365,577,535

June 30 2011                     TITLE                        VALUE       SHARES/        INVSTMT     VOTING

Name of Issuer                 OF CLASS        CUSIP        (x$1000)      PRN AMT        DSCRETN      AUTH

American Express                  COM        O25816109         352          6800          SOLE        SOLE
Amgen Inc                         COM        031162100        7053         120877         SOLE        SOLE
Analog Devices Inc.               COM        032654105        15492        395815         SOLE        SOLE
AT &T Inc                         COM        00206R102         430         13692          SOLE        SOLE
Bank of New York                  COM        064057102         653         25488          SOLE        SOLE
Berkshire Hathaway Inc CL A       COM        084670108         697           6            SOLE        SOLE
Berkshire Hathaway Inc CL B       COM        084670207         805         10400          SOLE        SOLE
Biogen Idec                       COM        09062X103        19631        183603         SOLE        SOLE
Boeing                            COM        097023105         244          3307          SOLE        SOLE
Bristol Myers                     COM        110122108         376         13000          SOLE        SOLE
Brown Forman CL B                 COM        115637209        12845        171980         SOLE        SOLE
Caterpillar                       COM        149123101         362          3400          SOLE        SOLE
Charles River Labs                COM        159864107        5333         131200         SOLE        SOLE
Coca Cola Co.                     COM        191216100        1309         19450          SOLE        SOLE
Coca Cola FEMSA S A DE C          COM        191241108        10468        112545         SOLE        SOLE
Colgate Palmolive                 COM        194162103        1228         14050          SOLE        SOLE
Danaher                           COM        235851102        4125         77850          SOLE        SOLE
Disney Walt Co Del                COM        254687106         860         22031          SOLE        SOLE
Emerson Electric Co               COM        291011104         243          4312          SOLE        SOLE
ISHARE MSCI Hong Kong             COM        464286871        5108         275800         SOLE        SOLE
ISHARE MSCI Brazil                COM        464286400        5056         68930          SOLE        SOLE
Exxon Mobil Corp                  COM        30231G102        2693         33086          SOLE        SOLE
General Electric                  COM        369604103        5664         300300         SOLE        SOLE
General Mills Inc.                COM        370334104         521         14000          SOLE        SOLE
Grainger WW Inc.                  COM        384802104        13230        86108          SOLE        SOLE
Grupo Televiso                    COM        40049J206        5690         231294         SOLE        SOLE
Harley Davidson                   COM        412822108        2092         51050          SOLE        SOLE
Halozyme                          COM        40637H109        3516         508800         SOLE        SOLE
Heinz                             COM        423074103        1757         32975          SOLE        SOLE
Henry Schein Inc                  COM        806407102        7769         108514         SOLE        SOLE
Hershey Foods Corp                COM        427866108        6966         122534         SOLE        SOLE
Hewlett Packard                   COM        428236103        9165         251790         SOLE        SOLE
Home Depot                        COM        437076102         690         19053          SOLE        SOLE
Honeywell Intl Inc                COM        438516106        11928        200175         SOLE        SOLE
IBM                               COM        459200101        1676          9772          SOLE        SOLE
Idex Laboratories                 COM        45168D104        5409         69745          SOLE        SOLE
Incyte                            COM        45337C102         294         15500          SOLE        SOLE
Illinois Tool Wks                 COM        452308109        4601         81450          SOLE        SOLE
India Power Shares                COM        73935L100         269         11450          SOLE        SOLE
Johnson & Johnson                 COM        478160104        17052        256347         SOLE        SOLE
McDonalds Corp                    COM        580135101         388          4600          SOLE        SOLE
Merck & Co                        COM        589331107        2504         70969          SOLE        SOLE
Minn Mng & Mfg Co                 COM        604059105        11439        120601         SOLE        SOLE
Monsanto                          COM        61166W101        1930         26605          SOLE        SOLE
Nabors Industries                 COM        G6359F103        3126         126850         SOLE        SOLE
Novo Nordisk                      COM        670100205        8384         66925          SOLE        SOLE
Nektar                            COM        640268108        2059         283200         SOLE        SOLE
Norfolk Southern                  COM        655844108         202          2700          SOLE
Occidental Pete Corp Cal          COM        674599105        7910         76025          SOLE        SOLE
Pepsico                           COM        713448108        1234         17527          SOLE        SOLE
Power Shares Global Energy        COM        73936T615        4801         350469         SOLE        SOLE
PowerSharesGolden Dragon          COM        73935X401        3401         129475         SOLE        SOLE
Proctor & Gamble                  COM        742718109         570          8961          SOLE        SOLE
Raytheon Company New              COM        755111507        7341         147269         SOLE        SOLE
Rockwell Automation Inc.          COM        774347108        2427         27971          SOLE        SOLE
Rockwell Collins                  COM        774341101        5157         83598          SOLE        SOLE
Ross Stores Inc                   COM        778296103        2186         27290          SOLE        SOLE
Sara Lee Corp.                    COM        803111103         274         14432          SOLE        SOLE
Schlumberger Limited              COM        806857108        17218        199278         SOLE        SOLE
Southern Co                       COM        842587107        1419         35150          SOLE        SOLE
State Street Corp                 COM        857477103        5045         111882         SOLE        SOLE
Stratasys Inc                     COM        862685104        9571         284016         SOLE        SOLE
Syngenta                          COM        87160A100        14120        209005         SOLE        SOLE
Teva Pharmaceutical               COM        881624209        10768        223310         SOLE        SOLE
Tiffany & Co.                     COM        886547108        31294        398546         SOLE        SOLE
VCA Antech Inc                    COM        918194101        9484         447370         SOLE        SOLE
Verizon                           COM        92343V104         866         23270          SOLE        SOLE
Viacom B                          COM        92553P201         214          4200          SOLE        SOLE
Williams Sonoma                   COM        969904101        4401         120600         SOLE        SOLE
Wisdom Tree India                 COM        97717W422         811         33875          SOLE        SOLE
WPP Group PLC                     COM        929309300         786         12536          SOLE        SOLE